ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 4,945	$ 4,306
Non-current, net
Accounts receivable	60	60
Retainer on customer contract	61	68
Billing rights	572	555
Total non-current, net	693	683
Total	$ 5,638	$ 4,989